Stockholders' equity - Summary of Classes of Share Capital (Detail) - shares		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Balance at beginning of the fiscal year		1,261,231,889		1,261,081,781	1,261,081,781
Issuance of new shares			[1]	150,108
Decrease by cancellation of treasury stock	[2]	(105,899,600)
Increase by stock split		4,994,478,356
Balance at end of the fiscal year		6,149,810,645		1,261,231,889	1,261,081,781

[1]	As of October 1, 2024, Sony Group Corporation conducted a five-for-one stock split of its common stock.
[2]	Included in the number of shares that were decreased by cancellation of treasury stock for the fiscal year ended March 31, 2025 were 12,612,300 shares (before the stock split) cancelled on April 10, 2024 and 93,287,300 shares (after the stock split) cancelled on December 3, 2024.